13. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES	6 Months Ended
Jun. 30, 2014
Leases [Abstract]
13. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES

AutoChina’s operations include the leasing of commercial property at the Kai Yuan Center. The leases thereon expire at various dates through 2016. The following is a schedule of minimum future rents on non-cancelable operating leases at June 30, 2014.

Year Ending December 31,	Future Minimum Rentals
2014 (six months)	$3,323
2015	5,164
2016	3,640
2017	887
After 2017	—
Total	$13,014

There are no contingent rentals as of June 30, 2014.